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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment:  [X]; Amendment No. 1

  This Amendment (Check only one):  [_] is a restatement.
                                    [X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Allianz Global Investors of America L.P.
Address:  680 Newport Center Drive, Suite 250, Newport Beach, California 92660

Form 13F File Number: 28-2701

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kellie E. Davidson
Title:    Assistant Secretary
Phone:    (949) 219-2200

Signature, Place, and Date of Signing:

  /s/ Kellie E. Davidson   Newport Beach, California    February 17, 2011
 ------------------------  ------------------------- ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this Report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $1,776
                                            (thousands)

List of Other Included Managers:

Names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

  No.  Form 13F File Number:  Name:

  15.  28-04189               Nicholas-Applegate Capital Management LLC

                                      2

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
Page: 1              Form         Reporting Manager: Allianz Global Investors of America L.P.     I.D. # 28-2701 Qtr 2 2008
   Item 1           Item 2      Item 3     Item 4          Item 5         Item 6   Item 7             Item 8
                                                                                                   Voting Authority
                                                                                                       (Shares)
                                         Fair Market Shares or
                                            Value    Principal SH/ PUT/    Inv.
Name of Issuer  Title of Class  CUSIP     (x$1000)    Amount   PRN CALL Discretion Manager  Sole      Shared        None
--------------  -------------- --------- ----------- --------- --- ---- ---------- ------- ------ -------------- ----------
LIFE SCIENCES
RESEARCH
INC.                 COM       532169109    1,776     62,900   SH        Defined     15    62,900       0            0
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